SHORT-TERM BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about borrowings
Below is a summary of our short-term borrowings as at December 31, 2018 and 2017.

	As at December 31
(In millions of dollars)	2018	2017

Accounts receivable securitization program	650	650
US commercial paper program	1,605	935

Total short-term borrowings	2,255	1,585

Below is a summary of the activity relating to our short-term borrowings for the years ended December 31, 2018 and 2017.

	Year ended December 31, 2018			Year ended December 31, 2017
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Proceeds received from US commercial paper	15,262	1.29	19,752	8,267	1.30	10,712
Repayment of US commercial paper	(14,858)	1.30	(19,244)	(7,530)	1.29	(9,704)
Net proceeds received from US commercial paper			508			1,008

Proceeds received from accounts receivable securitization			225			530
Repayment of accounts receivable securitization			(225)			(680)
Net repayment of accounts receivable securitization			—			(150)

Net proceeds received on short-term borrowings			508			858
Below is a summary of the senior notes that we issued in 2018. We did not issue any senior notes in 2017.

(In millions of dollars, except interest rates and discounts)
Date issued		Principal amount	Due date	Interest rate	Discount/ premium at issuance	Total gross proceeds [1] (Cdn$)	Transaction costs and discounts [2] (Cdn$)

2018 issuances
February 8, 2018	US	750	2048	4.300%	99.398%	938	16

[1]	Gross proceeds before transaction costs and discounts.

[2]	Transaction costs and discounts are included as deferred transaction costs and discounts in the carrying value of the long-term debt, and recognized in net income using the effective interest method.

					As at December 31
(In millions of dollars, except interest rates)	Due date		Principal amount	Interest rate	2018	2017

Senior notes	2018	US	1,400	6.800%	—	1,756
Senior notes	2019		400	2.800%	400	400
Senior notes	2019		500	5.380%	500	500
Senior notes	2020		900	4.700%	900	900
Senior notes	2021		1,450	5.340%	1,450	1,450
Senior notes	2022		600	4.000%	600	600
Senior notes	2023	US	500	3.000%	682	627
Senior notes	2023	US	850	4.100%	1,160	1,066
Senior notes	2024		600	4.000%	600	600
Senior notes	2025	US	700	3.625%	955	878
Senior notes	2026	US	500	2.900%	682	627
Senior debentures [1]	2032	US	200	8.750%	273	251
Senior notes	2038	US	350	7.500%	478	439
Senior notes	2039		500	6.680%	500	500
Senior notes	2040		800	6.110%	800	800
Senior notes	2041		400	6.560%	400	400
Senior notes	2043	US	500	4.500%	682	627
Senior notes	2043	US	650	5.450%	887	816
Senior notes	2044	US	1,050	5.000%	1,433	1,318
Senior notes	2048	US	750	4.300%	1,022	—
					14,404	14,555
Deferred transaction costs and discounts					(114)	(107)
Less current portion					(900)	(1,756)

Total long-term debt					13,390	12,692

[1]	Senior debentures originally issued by Rogers Cable Inc. which are unsecured obligations of RCI and for which RCCI was an unsecured guarantor as at December 31, 2018 and 2017.
The tables below summarize the activity relating to our long-term debt for the years ended December 31, 2018 and 2017.

	Year ended December 31, 2018			Year ended December 31, 2017
(In millions of dollars, except exchange rates)	Notional	Exchange	Notional	Notional	Exchange	Notional
	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

Credit facility borrowings (Cdn$)			—			1,730
Credit facility borrowings (US$)	125	1.26	157	960	1.32	1,269
Total credit facility borrowings			157			2,999

Credit facility repayments (Cdn$)			—			(1,830)
Credit facility repayments (US$)	(125)	1.26	(157)	(1,110)	1.31	(1,453)
Total credit facility repayments			(157)			(3,283)

Net repayments under credit facilities			—			(284)

Senior note issuances (US$)	750	1.25	938	—	—	—

Senior note repayments (Cdn$)			—			(750)
Senior notes repayments (US$)	(1,400)	1.26	(1,761)	—	—	—
Total senior notes repayments			(1,761)			(750)

Net repayment of senior notes			(823)			(750)

Net repayment of long-term debt			(823)			(1,034)

	Years ended December 31
(In millions of dollars)	2018	2017

Long-term debt net of transaction costs, beginning of year	14,448	16,080
Net repayment of long-term debt	(823)	(1,034)
Loss (gain) on foreign exchange	672	(608)
Deferred transaction costs incurred	(18)	(3)
Amortization of deferred transaction costs	11	13

Long-term debt net of transaction costs, end of year	14,290	14,448

Disclosure of detailed information about accounts receivable securitization program

	As at December 31
(In millions of dollars)	2018	2017

Trade accounts receivable sold to buyer as security	1,391	1,355
Short-term borrowings from buyer	(650)	(650)

Overcollateralization	741	705

	Years ended December 31
(In millions of dollars)	2018	2017

Accounts receivable securitization program, beginning of year	650	800
Net repayment of accounts receivable securitization	—	(150)

Accounts receivable securitization program, end of year	650	650

Disclosure of detailed information about commercial paper program
Below is a summary of the activity relating to our long-term debt for the years ended December 31, 2018 and 2017.

	Year ended December 31, 2018			Year ended December 31, 2017
	Notional	Exchange	Notional	Notional	Exchange	Notional
(In millions of dollars, except exchange rates)	(US$)	rate	(Cdn$)	(US$)	rate	(Cdn$)

US commercial paper, beginning of year	746	1.25	935	—	—	—
Net proceeds received from US commercial paper	404	1.26	508	737	1.37	1,008
Discounts on issuance [1]	27	1.33	36	9	1.33	12
Loss (gain) on foreign exchange [1]			126			(85)

US commercial paper, end of year	1,178	1.36	1,605	746	1.25	935
[1] Included in finance costs.